Income tax expense (Details 1) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Timing differences on property & equipment, right of use assets, lease obligations and financing costs	$ 1,944,011	$ 1,810,789	$ 2,109,557
SRED expenditures	369,522	348,341	396,020
Foreign tax credit	285,772	285,772	371,133
Deferred tax assets	11,631,880	10,780,430	14,010,387
Intellectual property	(3,745,627)	(4,133,115)	(5,306,796)
Deferred tax assets	7,886,253	6,647,315	8,703,591
Less valuation allowance	(7,886,253)	(6,647,315)	(8,703,591)
Total	0	0	0
Canada
Net operating losses carried forward	7,809,363	6,840,817	9,563,701
USA
Net operating losses carried forward	$ 1,223,212	$ 1,494,711	$ 1,569,976